SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Depreciation and amortization expense on property and equipment	$ 10.4	$ 9.9	$ 11.7